Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Adjusted net income	R$ 91,638	R$ 96,446	R$ 93,298
Net income	33,877	30,242	28,384
Adjustments to net income:	57,761	66,204	64,914
Share-based payment	200	234	(20)
Effects of changes in exchange rates on cash and cash equivalents	11,529	24,279	19,941
Expected loss from financial assets	30,445	27,737	14,379
Income from interest and foreign exchange variation from operations with subordinated debt	2,948	1,708	24,279
Financial income from insurance contracts and private pension	28,585	21,873	9,669
Depreciation and amortization	5,652	4,796	4,233
Expense from update / charges on the provision for civil, labor, tax and legal obligations	799	1,288	578
Provision for civil, labor, tax and legal obligations	4,418	2,882	3,565
Revenue from update / charges on deposits in guarantee	(913)	(1,018)	(376)
Deferred taxes (excluding hedge tax effects)	2,130	3,209	10,024
Income from share in the net income of associates and joint ventures and other investments	(920)	(672)	(1,164)
Income from financial assets - at fair value through other comprehensive income	612	1,534	2,086
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(20,133)	(16,863)	(18,311)
Income from interest and foreign exchange variation of financial assets at amortized cost	(7,697)	(7,364)	(6,541)
(Gain) / loss on sale of investments and fixed assets	1,255		(565)
Other	(1,149)	2,581	3,137
Change in assets and liabilities	(14,145)	33,187	(38,992)
Interbank deposits	4,583	10,379	(5,590)
Securities purchased under agreements to resell	3,137	(42,595)	61,293
Compulsory deposits with the Central Bank of Brazil	(29,656)	(5,356)	(20,333)
Loan operations	(34,191)	(106,975)	(126,493)
Derivatives (assets / liabilities)	(745)	4,460	(8,842)
Financial assets designated at fair value through profit or loss	(126,653)	(20,132)	24,104
Other financial assets	(16,853)	(15,215)	(2,999)
Other tax assets	(2,819)	(409)	1,910
Other assets	(6,606)	(9,506)	506
Deposits	79,914	21,066	41,362
Deposits received under securities repurchase agreements	69,346	40,592	(20,516)
Funds from interbank markets	34,058	117,442	21,110
Funds from institutional markets	(1,928)	11,243	208
Other financial liabilities	15,114	32,971	15,343
Financial liabilities at fair value throught profit or loss	233	(50)	(29)
Insurance contracts and private pension	9,125	(2,603)	(17,293)
Provisions	1,165	(1,551)	709
Tax liabilities	3,234	41	(898)
Other liabilities	(6,523)	5,259	3,341
Payment of income tax and social contribution	(8,080)	(5,874)	(5,885)
Net cash from / (used in) operating activities	77,493	129,633	54,306
Dividends / Interest on capital received from investments in associates and joint ventures	583	336	661
Cash upon sale of investments in associates and joint ventures	244		623
Cash and Cash equivalents, net of assets and liabilities arising from the spin-off of XP Inc			(10)
Cash upon sale of fixed assets	193	505	172
Termination of intangible asset agreements	134	17	95
(Purchase) / Cash from the sale of financial assets at fair value through other comprehensive income	18,219	(2,190)	14,028
(Purchase) / redemptions of financial assets at amortized cost	(40,087)	(62,783)	(11,296)
(Purchase) of investments in associates and joint ventures	(1,325)	(660)	(33)
(Purchase) of fixed assets	(3,815)	(2,727)	(1,414)
(Purchase) of intangible assets	(5,376)	(5,768)	(7,667)
Net cash from / (used in) investment activities	(31,230)	(73,270)	(4,841)
Subordinated debt obligations raisings	2,170	1,004	8,229
Subordinated debt obligations redemptions	(12,981)	(23,208)	(32,388)
Change in non-controlling interests stockholders	(923)	(2,964)	(1,414)
Acquisition of treasury shares	(689)
Result of delivery of treasury shares	689	453	510
Dividends and interest on capital paid to non-controlling interests	(366)	(293)	(130)
Dividends and interest on capital paid	(10,348)	(6,706)	(6,267)
Net cash from / (used in) financing activities	(22,448)	(31,714)	(31,460)
Net increase / (decrease) in cash and cash equivalents	23,815	24,649	18,005
Cash and cash equivalents at the beginning of the period	104,257	103,887	105,823
Effects of changes in exchange rates on cash and cash equivalents	(11,529)	(24,279)	(19,941)
Cash and cash equivalents at the end of the period	116,543	104,257	103,887
Cash	32,001	35,381	44,512
Interbank deposits	8,582	12,584	12,555
Securities purchased under agreements to resell - Collateral held	75,960	56,292	46,820
Additional information on cash flow (Mainly operating activities)
Interest received	208,243	213,820	131,661
Interest paid	115,518	107,468	73,458
Non-cash transactions
Loans transferred to assets held for sale
Spin-off of XP Inc. investment			9,975
Increase of Equity Interest in ITAÚ CHILE		961
Dividends and interest on capital declared and not yet paid	R$ 4,799	R$ 4,506	R$ 2,864